Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Revenues from unrelated parties					$ 868,000	$ 7,000
Revenues from related parties						9,000
Total revenues		$ 810,000		$ 810,000	$ 868,000	16,000
Cost of good sold:
Cost of goods sold to unrelated parties					$ 1,170,000	106,000
Cost of goods sold to related parties						6,000
Total costs of goods sold		803,000		803,000	$ 1,170,000	112,000
Gross Profit (Loss)		7,000		7,000	(302,000)	(96,000)
Operating expenses:
Selling, general, and administrative	$ 1,280,000	1,607,000	$ 2,311,000	2,791,000	5,449,000	4,802,000
Research and development	968,000	953,000	1,709,000	1,745,000	3,156,000	2,257,000
Total operating expenses	2,248,000	2,560,000	4,020,000	4,536,000	8,605,000	7,059,000
Operating loss	(2,248,000)	(2,553,000)	(4,020,000)	(4,529,000)	(8,907,000)	(7,155,000)
Other income (expenses):
Other income, net					1,000	$ 36,000
Loss on debt conversion					(2,414,000)
Gain on revaluation of derivative liabilities, net					1,574,000
Interest expense	(106,000)	(5,000)	(107,000)	(7,000)	(787,000)	$ (10,000)
Amortization of debt discount	(804,000)	$ (540,000)	(804,000)	$ (540,000)
Loss on exchange of warrants	(279,000)		(279,000)
Gain (loss) on valuation of derivative liabilities	209,000	$ 130,000	(82,000)	$ 130,000
Total other income (expenses), net	(980,000)	(415,000)	(1,272,000)	(417,000)	(1,626,000)	(26,000)
Loss before provision for income taxes	$ (3,228,000)	$ (2,968,000)	$ (5,292,000)	(4,946,000)	(10,533,000)	(7,129,000)
Provision for income taxes				1,000	1,000	1,000
Net loss	$ (3,228,000)	$ (2,968,000)	$ (5,292,000)	$ (4,947,000)	$ (10,534,000)	$ (7,130,000)
Loss per share - basic and diluted	$ (1.34)	$ (2.04)	$ (2.26)	$ (3.41)	$ (6.17)	$ (5.26)
Weighted average common shares - basic and diluted	2,408,200	1,449,240	2,345,500	1,449,240	1,707,620	1,356,060